ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Mar. 31, 2013
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of analysis of movement in the allowance for doubtful accounts
	Thousands of Yen
	2011	2012	2013
Balance at beginning of year	¥4,983	¥4,983	¥4,983
Reversal of provision for doubtful accounts	—	—	(4,983)
Balance at end of year	¥4,983	¥4,983	¥—